Document and Entity Information	Aug. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000949039
Document Type	8-K
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	Diamond Offshore Drilling, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-13926
Entity Tax Identification Number	76-0321760
Entity Address, Address Line One	777 N. Eldridge Parkway
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	(281)
Local Phone Number	492-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	DO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false